LOANS FROM SHAREHOLDERS (Tables)	12 Months Ended
Dec. 31, 2020
Loans From Shareholders
SCHEDULE OF CARRYING AMOUNT OF THE LOANS

	As of December 31,
	2020	2019
Opening balance	$310	$612
Less: Partial conversion of loans from shareholders	(350)	(350)
Plus: Exchange differences relating to loans from shareholders	40	48
Closing balance, classified as a non-current liability in 2019	$-	$310